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                       DIETRICH, REYNOLDS & KOOGLER, LLP
                                ATTORNEYS AT LAW
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216

                                 (614) 249-7617
                           FACSIMILE: (614) 249-2418


January 8, 1999

VIA ELECTRONIC TRANSMISSION

The United States Securities and
   Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Nationwide Investing Foundation III
     SEC File No. 333-40455, 811-08495

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Nationwide Investing Foundation III, we certify that the form of the Prospectuses and the Statements of Additional Information that would have been filed under paragraphs (b) or (c) under Rule 497 does not differ from the form of the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 11 to the Trust's Registration Statement which became effective January 5, 1999.

Please call the undersigned at (614) 677-2406 or Elizabeth A. Davin at (614) 249-8678 if you have any questions regarding this filing.

Very truly yours,

DIETRICH, REYNOLDS & KOOGLER

Dina A. Tantra, Esq.

DAT/rjs